SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

DWS CROCI® U.S. VIP
The following is added to the disclosure relating to the fund under the “PART I: APPENDIX I-E – SERVICE PROVIDER COMPENSATION ” section of the fund’s Statement of Additional Information:
Effective October 1, 2020, DWS CROCI® U.S. VIP pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.600% on the first $250 million of the fund’s average daily net assets, 0.575% on the next $750 million of the fund’s average daily net assets, 0.550% on the next $1.5 billion of the fund’s average daily net assets, 0.525% on the next $2.5 billion of the fund’s average daily net assets, 0.500% on the next $2.5 billion of the fund’s average daily net assets, 0.475% on the next $2.5 billion of the fund’s average daily net assets, 0.450% on the next $2.5 billion of the fund’s average daily net assets, and 0.425% of the fund’s average daily net assets thereafter. Prior to October 1, 2020, the fund paid the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.650% on the first $250 million of the fund’s average daily net assets, 0.625% on the next $750 million of the fund’s average daily net assets, 0.600% on the next $1.5 billion of the fund’s average daily net assets, 0.575% on the next $2.5 billion of the fund’s average daily net assets, 0.550% on the next $2.5 billion of the fund’s average daily net assets, 0.525% on the next $2.5 billion of the fund’s average daily net assets, 0.500% on the next $2.5 billion of the fund’s average daily net assets, and 0.475% of the fund’s average daily net assets thereafter.

Effective October 1, 2020, the following replaces similar information relating to the fund under the “PART II: APPENDIX II-C — CONTRACTUAL FEE RATES OF SERVICE PROVIDERS” section of the fund’s Statement of Additional Information:
Fund Name	Management Fee Rate
DWS CROCI® U.S. VIP	First $250 million 0.600% Next $750 million 0.575% Next $1.5 billion 0.550% Next $2.5 billion 0.525% Next $2.5 billion 0.500% Next $2.5 billion 0.475% Next $2.5 billion 0.450% Thereafter 0.425%
Please Retain This Supplement for Future Reference
September 29, 2020
SAISTKR20-17